Quarterly Holdings Report
for

Fidelity® Independence Fund

August 31, 2019

FRE-QTLY-1019
1.805765.115

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
COMMUNICATION SERVICES - 11.8%
Entertainment - 3.2%
Live Nation Entertainment, Inc. (a)	284,316	$19,763
Netflix, Inc. (a)	135,800	39,891
The Walt Disney Co.	432,300	59,337
		118,991
Interactive Media & Services - 6.1%
Alphabet, Inc.:
Class A (a)	57,200	68,098
Class C (a)	58,800	69,860
Facebook, Inc. Class A (a)	485,440	90,132
		228,090
Media - 2.5%
Charter Communications, Inc. Class A (a)	89,900	36,822
Comcast Corp. Class A	1,222,700	54,117
		90,939

TOTAL COMMUNICATION SERVICES		438,020

CONSUMER DISCRETIONARY - 14.2%
Hotels, Restaurants & Leisure - 5.0%
Hilton Worldwide Holdings, Inc.	335,500	30,990
Marriott International, Inc. Class A	212,200	26,750
McDonald's Corp.	257,900	56,214
Starbucks Corp.	397,000	38,334
Yum! Brands, Inc.	284,200	33,189
		185,477
Internet & Direct Marketing Retail - 3.8%
Amazon.com, Inc. (a)	79,600	141,393
Multiline Retail - 0.8%
Dollar General Corp.	183,175	28,592
Specialty Retail - 3.6%
Ross Stores, Inc.	267,777	28,387
The Home Depot, Inc.	322,200	73,433
TJX Companies, Inc.	603,900	33,196
		135,016
Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc. Class B	468,700	39,605

TOTAL CONSUMER DISCRETIONARY		530,083

CONSUMER STAPLES - 3.4%
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	144,400	42,563
Food Products - 0.6%
McCormick & Co., Inc. (non-vtg.)	144,600	23,551
Household Products - 0.6%
Church & Dwight Co., Inc.	288,700	23,032
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	189,000	37,420

TOTAL CONSUMER STAPLES		126,566

FINANCIALS - 5.8%
Capital Markets - 4.8%
CME Group, Inc.	180,700	39,264
IntercontinentalExchange, Inc.	349,300	32,653
Moody's Corp.	158,800	34,234
MSCI, Inc.	139,400	32,707
S&P Global, Inc.	145,700	37,910
		176,768
Insurance - 1.0%
Marsh & McLennan Companies, Inc.	378,700	37,828

TOTAL FINANCIALS		214,596

HEALTH CARE - 9.8%
Health Care Equipment & Supplies - 5.4%
Becton, Dickinson & Co.	168,900	42,887
Boston Scientific Corp. (a)	948,200	40,517
Danaher Corp.	299,900	42,613
Intuitive Surgical, Inc. (a)	69,500	35,538
Stryker Corp.	169,100	37,314
		198,869
Health Care Providers & Services - 1.7%
UnitedHealth Group, Inc.	271,500	63,531
Life Sciences Tools & Services - 1.9%
Mettler-Toledo International, Inc. (a)	41,200	27,060
Thermo Fisher Scientific, Inc.	156,900	45,040
		72,100
Pharmaceuticals - 0.8%
Zoetis, Inc. Class A	240,400	30,391

TOTAL HEALTH CARE		364,891

INDUSTRIALS - 10.4%
Aerospace & Defense - 2.9%
Lockheed Martin Corp.	90,700	34,839
Northrop Grumman Corp.	109,200	40,171
TransDigm Group, Inc.	58,800	31,653
		106,663
Commercial Services & Supplies - 1.3%
Cintas Corp.	88,400	23,320
Waste Connection, Inc. (United States)	282,400	25,953
		49,273
Electrical Equipment - 0.7%
AMETEK, Inc.	317,500	27,283
Industrial Conglomerates - 0.8%
Roper Technologies, Inc.	76,300	27,984
Machinery - 0.6%
IDEX Corp.	128,916	21,234
Professional Services - 2.2%
IHS Markit Ltd. (a)	548,475	35,985
TransUnion Holding Co., Inc.	256,900	21,490
Verisk Analytics, Inc.	150,900	24,376
		81,851
Road & Rail - 1.9%
Norfolk Southern Corp.	176,700	30,755
Union Pacific Corp.	251,700	40,765
		71,520

TOTAL INDUSTRIALS		385,808

INFORMATION TECHNOLOGY - 31.0%
Electronic Equipment & Components - 0.8%
Amphenol Corp. Class A	330,300	28,914
IT Services - 11.9%
Accenture PLC Class A	244,200	48,393
Automatic Data Processing, Inc.	223,600	37,976
Fidelity National Information Services, Inc.	277,900	37,856
Fiserv, Inc. (a)	290,200	31,034
FleetCor Technologies, Inc. (a)	88,100	26,289
Global Payments, Inc.	179,800	29,843
MasterCard, Inc. Class A	269,700	75,885
PayPal Holdings, Inc. (a)	421,200	45,932
VeriSign, Inc. (a)	121,900	24,849
Visa, Inc. Class A	467,300	84,497
		442,554
Semiconductors & Semiconductor Equipment - 1.8%
Analog Devices, Inc.	263,541	28,945
Texas Instruments, Inc.	325,000	40,219
		69,164
Software - 12.7%
Adobe, Inc. (a)	186,100	52,947
ANSYS, Inc. (a)	134,200	27,720
Autodesk, Inc. (a)	200,900	28,693
Intuit, Inc.	142,500	41,091
Microsoft Corp.	1,422,200	196,066
Salesforce.com, Inc. (a)	308,000	48,070
ServiceNow, Inc. (a)	99,290	25,998
Synopsys, Inc. (a)	199,000	28,220
Tanium, Inc. Class B (a)(b)(c)	98,100	994
Workday, Inc. Class A (a)	143,200	25,386
		475,185
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	671,700	140,211

TOTAL INFORMATION TECHNOLOGY		1,156,028

MATERIALS - 2.8%
Chemicals - 2.8%
Ecolab, Inc.	179,200	36,971
Linde PLC	208,400	39,369
Sherwin-Williams Co.	56,200	29,603
		105,943
REAL ESTATE - 7.6%
Equity Real Estate Investment Trusts (REITs) - 7.6%
Alexandria Real Estate Equities, Inc.	168,600	25,263
American Tower Corp.	230,200	52,990
Crown Castle International Corp.	296,900	43,101
Equinix, Inc.	76,500	42,555
Equity Lifestyle Properties, Inc.	165,100	22,242
Extra Space Storage, Inc.	204,158	24,891
Prologis, Inc.	460,452	38,503
SBA Communications Corp. Class A	124,500	32,673
		282,218
UTILITIES - 1.3%
Electric Utilities - 1.3%
NextEra Energy, Inc.	225,200	49,337
TOTAL COMMON STOCKS
(Cost $2,694,823)		3,653,490

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Neutron Holdings, Inc.:
Series C (a)(b)(c)	7,644,500	1,854
Series D (b)(c)	1,443,299	350
		2,204
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Bird Rides, Inc. Series C (b)(c)	119,195	1,400
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $3,148)		3,604

Money Market Funds - 1.1%
Fidelity Cash Central Fund 2.13% (d)
(Cost $41,711)	41,702,260	41,711
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $2,739,682)		3,698,805
NET OTHER ASSETS (LIABILITIES) - 0.7%		27,634
NET ASSETS - 100%		$3,726,439

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,598,000 or 0.1% of net assets.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Bird Rides, Inc. Series C	12/21/18	$1,400
Neutron Holdings, Inc. Series C	7/3/18	$1,398
Neutron Holdings, Inc. Series D	1/25/19	$350
Tanium, Inc. Class B	4/21/17	$487

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,108
Fidelity Securities Lending Cash Central Fund	6
Total	$1,114

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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